UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.4%
	AUSTRALIA – 7.7%
30,590	BHP Billiton Ltd.	$978,976
939,837	CFS Retail Property Trust - REIT	1,595,593
220,000	Newcrest Mining Ltd.	1,857,881
57,843	Origin Energy Ltd.	707,662
26,405	Woolworths Ltd.	787,274
		5,927,386
	BRAZIL – 4.4%
284,856	Cia Energetica de Minas Gerais - ADR	1,643,619
93,000	Telefonica Brasil S.A. - ADR	1,767,000
		3,410,619
	CANADA – 16.5%
24,400	Alamos Gold, Inc.	223,889
42,554	ARC Resources Ltd.	1,109,888
113,200	Barrick Gold Corp.	2,182,496
83,000	Goldcorp, Inc.	2,065,870
285,800	Kinross Gold Corp.	1,308,964
346,500	Major Drilling Group International, Inc.	2,513,665
36,550	Peyto Exploration & Development Corp.	1,071,101
180,700	Precision Drilling Corp.	1,617,507
70,490	Yamana Gold, Inc. (Canada)	660,491
		12,753,871
	CHILE – 1.3%
1,544,742	Aguas Andinas S.A. - A Shares	987,359

	CHINA – 0.7%
202,000	China Shenhua Energy Co., Ltd. - H Shares	518,480

	COLOMBIA – 1.3%
63,800	Pacific Rubiales Energy Corp.	969,774

	FINLAND – 3.3%
118,600	Fortum OYJ	2,551,140

	GERMANY – 2.0%
37,000	Metro A.G.	1,526,406

	HONG KONG – 1.1%
90,500	China Mobile Ltd.	863,580

	INDIA – 1.3%
30,800	ICICI Bank Ltd. - ADR	990,836

	JAPAN – 12.7%
90,200	Asahi Group Holdings Ltd.	2,483,435
401,000	Isuzu Motors Ltd.	2,429,471
215,000	ITOCHU Corp.	2,661,985
23,000	JGC Corp.	881,100

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
49,000	SCSK Corp.	$1,367,319
		9,823,310
	MALAYSIA – 2.3%
628,747	Malayan Banking Bhd	1,811,445

	NETHERLANDS – 3.1%
68,482	Royal Dutch Shell PLC - A Shares	2,365,238

	NEW ZEALAND – 4.2%
846,152	Kiwi Income Property Trust - REIT	756,043
1,318,910	Telecom Corp. of New Zealand Ltd.	2,506,217
		3,262,260
	NORWAY – 9.8%
84,960	Atea ASA	784,975
35,450	Fred Olsen Energy ASA	1,280,210
30,169	Leroey Seafood Group ASA	910,717
96,410	Statoil ASA	2,282,202
74,800	Telenor ASA	1,551,407
19,110	Yara International ASA	788,449
		7,597,960
	SINGAPORE – 7.4%
1,769,000	Ascendas India Trust	949,064
5,642,000	Golden Agri-Resources Ltd.	2,290,737
911,000	Singapore Telecommunications Ltd.	2,513,170
		5,752,971
	SWEDEN – 1.5%
45,287	Saab A.B. - B Shares	1,175,137

	SWITZERLAND – 3.1%
16,875	Nestle S.A.	1,224,633
4,629	Valora Holding A.G.	1,192,094
		2,416,727
	THAILAND – 4.1%
180,000	PTT PCL	1,504,999
3,873,000	Thai Beverage PCL	1,660,767
		3,165,766
	UNITED KINGDOM – 4.6%
31,100	AstraZeneca PLC - ADR	1,974,850
299,000	Tesco PLC	1,574,628
		3,549,478
	TOTAL COMMON STOCKS (Cost $74,200,653)	71,419,743

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 7.9%
$6,089,122	UMB Money Market Fiduciary, 0.010%1	$6,089,122

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,089,122)	6,089,122

	TOTAL INVESTMENTS – 100.3% (Cost $80,289,775)	77,508,865
	Liabilities in Excess of Other Assets – (0.3)%	(227,224)

	TOTAL NET ASSETS – 100.0%	$77,281,641

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES – 89.2%
	AUSTRALIA – 9.5%
1,200,000	Australia Pacific Airports Melbourne Pty. Ltd. 7.000%, 8/25/2016	$1,123,596
1,500,000	CFS Retail Property Trust Group 5.075%, 8/21/20141	1,332,371
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,463,724
1,500,000	5.750%, 7/22/2024	1,432,045
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,016,888
		7,368,624
	BRAZIL – 0.6%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2016	429,909

	CANADA – 4.7%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/20222	941,596
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	454,277
1,750,000	Province of Ontario Canada 1.900%, 9/8/2017	1,586,910
715,000	Sherritt International Corp. 7.750%, 10/15/2015	673,177
		3,655,960
	CAYMAN ISLANDS – 2.5%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,984,213

	CHILE – 6.6%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	1,016,186
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,380,982
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,618,777
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,098,412
		5,114,357
	FINLAND – 1.6%
1,600,000	Nordic Investment Bank 4.125%, 3/19/2020	1,227,654

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	GERMANY – 4.8%
	KFW
14,500,000	5.000%, 5/22/2019	$2,584,107
7,000,000	3.500%, 1/22/2021	1,132,955
		3,717,062
	INDIA – 1.6%
1,305,000	ICICI Bank Ltd. 7.250%, 8/29/20492,3	1,247,580

	MALAYSIA – 4.6%
	Malaysia Government Bond
1,990,000	3.434%, 8/15/2014	596,285
10,000,000	4.160%, 7/15/2021	2,977,451
		3,573,736
	MEXICO – 6.8%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,606,495
42,000,000	Mexican Bonos 5.000%, 6/15/2017	3,179,011
500,000	TV Azteca S.A.B. de C.V. 7.625%, 9/18/20202	508,750
		5,294,256
	NEW ZEALAND – 11.4%
2,000,000	Contact Energy Ltd. 7.855%, 4/13/2017	1,725,345
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/2014	333,413
650,000	Fletcher Building Ltd. 8.500%, 3/15/2015	543,357
4,300,000	New Zealand Local Government Funding Agency 5.000%, 3/15/2019	3,503,486
1,750,000	TCNZ Finance Ltd. 5.250%, 10/25/2019	1,372,605
1,600,000	Transpower Finance Ltd. 7.190%, 11/12/2019	1,393,598
		8,871,804
	NORWAY – 6.4%
6,000,000	BOA Offshore AS 8.400%, 12/18/20183	965,352
2,000,000	Eksportfinans ASA 2.875%, 11/16/2016	2,264,255
6,000,000	Kommunalbanken AS 2.875%, 5/16/2017	981,792

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
5,000,000	Marine Harvest ASA 5.140%, 3/12/20182,3	$803,465
		5,014,864
	PERU – 2.5%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,975,912

	POLAND – 3.4%
	Poland Government Bond
2,500,000	2.720%, 1/25/20173	790,012
3,000,000	2.720%, 1/25/20183	947,018
3,000,000	3.750%, 4/25/2018	941,371
		2,678,401
	RUSSIA – 2.0%
55,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	1,588,584

	SINGAPORE – 6.9%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/20161	778,822
1,750,000	Genting Singapore PLC 5.125%, 3/29/20492,3	1,312,557
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/20272,3	784,213
3,250,000	StarHub Ltd. 3.080%, 9/12/2022	2,527,262
		5,402,854
	SWEDEN – 6.9%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,435,351
9,250,000	Kommuninvest I Sverige 4.000%, 8/12/2017	1,522,832
4,000,000	Svensk Exportkredit A.B. 3.900%, 9/16/2016	646,422
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	492,994
8,000,000	West Air Europe A.B. 8.000%, 5/8/20182	1,276,796
		5,374,395
	SWITZERLAND – 3.1%
1,100,000	OC Oerlikon Corp. A.G. 4.250%, 7/13/2016	1,299,934

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SWITZERLAND (Continued)
1,000,000	Valora Holding A.G. 4.000%, 4/29/20492,3	$1,135,988
		2,435,922
	UNITED KINGDOM – 2.0%
1,475,000	IGAS Energy PLC 10.000%, 3/22/20182	1,589,313

	UNITED STATES – 1.3%
	Allied Nevada Gold Corp.
1,000,000	8.750%, 6/1/20192	654,336
500,000	8.750%, 6/1/20192,4	329,952
		984,288
	TOTAL FIXED INCOME SECURITIES (Cost $75,863,108)	69,529,688

	SHORT-TERM INVESTMENTS – 7.7%
5,976,792	UMB Money Market Fiduciary, 0.010%5	5,976,792

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,976,792)	5,976,792

	TOTAL INVESTMENTS – 96.9% (Cost $81,839,900)	75,506,480
	Other Assets in Excess of Liabilities – 3.1%	2,383,932

	TOTAL NET ASSETS – 100.0%	$77,890,412

PLC – Public Limited Company

1	Convertible security.
2	Callable.
3	Variable, floating or step rate security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	The rate is the annualized seven-day yield at period end.
6	Local currency.

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	AUSTRALIA – 4.6%
111,150	Newcrest Mining Ltd.	$938,652
34,950	Santos Ltd.	408,010
		1,346,662
	CANADA – 31.5%
8,300	Agnico Eagle Mines Ltd.	257,964
33,660	Alamos Gold, Inc.	308,857
11,582	ARC Resources Ltd.	302,080
46,740	Barrick Gold Corp.	901,147
21,720	Canadian Oil Sands Ltd.	390,406
21,750	Crescent Point Energy Corp.	752,209
57,400	Endeavour Silver Corp.*	249,116
21,400	Ensign Energy Services, Inc.	316,062
41,100	Freehold Royalties Ltd.	824,362
30,990	Goldcorp, Inc.	771,341
18,000	IAMGOLD Corp.	65,700
83,100	Kinross Gold Corp.	380,598
119,600	Major Drilling Group International, Inc.	867,632
24,240	Pan American Silver Corp.	305,424
20,200	Peyto Exploration & Development Corp.	591,963
7,500	Potash Corp. of Saskatchewan, Inc.	234,900
49,600	Precision Drilling Corp.	443,986
38,600	Silver Wheaton Corp.	838,006
34,710	Yamana Gold, Inc.	325,233
		9,126,986
	CHINA – 4.4%
480,000	China BlueChemical Ltd. - Class H	261,935
60,000	China Shenhua Energy Co., Ltd. - H Shares	154,004
4,665	CNOOC Ltd. - ADR	718,550
170,000	Yanzhou Coal Mining Co., Ltd. - Class H	127,278
		1,261,767
	COLOMBIA – 1.1%
20,300	Pacific Rubiales Energy Corp.	308,564

	INDONESIA – 2.0%
3,000,000	Harum Energy Tbk P.T.	586,501

	NORWAY – 11.4%
14,500	Det Norske Oljeselskap ASA*	146,790
17,263	Fred Olsen Energy ASA	623,421
26,889	Leroey Seafood Group ASA	811,703
37,850	Statoil ASA	895,979

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
19,800	Yara International ASA	$816,918
		3,294,811
	SINGAPORE – 3.9%
200,000	First Resources Ltd.	312,014
2,049,000	Golden Agri-Resources Ltd.	831,925
		1,143,939
	SWITZERLAND – 25.0%
415	Syngenta A.G.	146,969
4,075	ZKB Gold - Class A - ETF*	4,957,523
11,458	ZKB Silver - ETF*	2,128,323
		7,232,815
	THAILAND – 2.0%
71,000	PTT PCL	593,638

	UNITED STATES – 13.1%
4,550	Alliance Resource Partners LP	374,920
299,590	American Eagle Energy Corp.*	569,221
39,500	Chesapeake Energy Corp.	1,062,945
700	Monsanto Co.	74,585
5,500	Mosaic Co.	245,630
37,175	Newmont Mining Corp.	802,980
12,400	Peabody Energy Corp.	211,420
11,300	Southwestern Energy Co.*	459,797
		3,801,498
	TOTAL COMMON STOCKS (Cost $37,710,856)	28,697,181

Principal Amount

	SHORT-TERM INVESTMENTS – 1.4%
$392,248	UMB Money Market Fiduciary, 0.010%1	392,248

	TOTAL SHORT-TERM INVESTMENTS (Cost $392,248)	392,248

	TOTAL INVESTMENTS – 100.4% (Cost $38,103,104)	29,089,429
	Liabilities in Excess of Other Assets – (0.4)%	(116,114)

	TOTAL NET ASSETS – 100.0%	$28,973,315

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
LP – Limited Partnership
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 84.4%
	GOLD MINING – 27.9%
41,600	Agnico Eagle Mines Ltd.	$1,292,928
89,000	Detour Gold Corp.*1	572,132
110,000	DRDGOLD Ltd. - ADR	423,500
35,000	Eldorado Gold Corp.	221,550
37,000	Goldcorp, Inc.	920,930
50,000	Kinross Gold Corp.	229,000
198,800	New Gold, Inc.*	1,141,112
4,000	Newmont Mining Corp.	86,400
11,000	Randgold Resources Ltd. - ADR	757,900
118,600	Yamana Gold, Inc.	1,111,282
		6,756,734
	ROYALTY COMPANIES – 16.0%
205,000	Callinan Royalties Corp.1	353,385
32,056	Franco-Nevada Corp.1	1,553,113
1,250,000	Gold Royalties Corp.1, 2	327,707
83,000	Gold Royalties Corp.*1	28,131
24,000	Royal Gold, Inc.	1,342,560
55,000	Sandstorm Gold Ltd.*	275,550
		3,880,446
	PRECIOUS METALS EXPLORATION – 25.9%
564,118	Almaden Minerals Ltd.*	767,200
503,500	Cartier Resources, Inc.*1	65,548
100,000	Corvus Gold, Inc.1, 2	159,185
314,063	Eurasian Minerals, Inc.*	317,204
441,500	Evrim Resources Corp.*1	114,953
640,000	Gold Canyon Resources, Inc.*1	143,652
1,000,000	Medgold Resources Corp.1, 2	93,374
66,666	Medgold Resources Corp.*1	9,577
400,000	Metals Creek Resources Corp.*1	10,774
330,500	Midas Gold Corp.*1	284,863
88,000	Midland Exploration, Inc.1, 2	53,094
787,000	Midland Exploration, Inc.*1	614,733
706,000	Miranda Gold Corp.*1	101,419
336,700	Mirasol Resources Ltd.*1	392,988
300,000	Mundoro Capital, Inc.*1	63,297
50,000	Newmarket Gold, Inc.*1	16,161
30,000	Pretium Resources, Inc.*	176,400
200,000	Renaissance Gold, Inc.*1	62,848
438,500	Riverside Resources, Inc.*1	165,353
30,000	Rubicon Minerals Corp.*	38,100
754,500	Rye Patch Gold Corp.*1	118,547
200,000	Sunridge Gold Corp.*1	44,891
127,300	Virginia Mines, Inc.*1	1,560,105

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
1,529,534	Vista Gold Corp.*	$879,482
		6,253,748
	SILVER: EXPLORATION AND MINING – 4.7%
78,266	Fortuna Silver Mines, Inc.*	283,323
41,500	Pan American Silver Corp.	522,900
5,000	Silver Standard Resources, Inc.*	39,150
13,000	Silver Wheaton Corp.	282,230
		1,127,603
	DIVERSIFIED EXPLORATION AND MINING – 9.9%
43,500	Altius Minerals Corp.*1	589,738
2,550,000	Bitterroot Resources Ltd.*1	80,131
13,000	Freeport-McMoRan Copper & Gold, Inc.	421,330
77,500	Ivanhoe Mines Ltd.*1	112,722
175,000	Lara Exploration Ltd.*1	144,550
78,910	Northern Dynasty Minerals Ltd.*	106,529
149,900	Reservoir Minerals, Inc.*1	827,693
50,000	Sprott Resource Corp.1	113,575
		2,396,268
	TOTAL COMMON STOCKS (Cost $20,527,703)	20,414,799

	INVESTMENT MANAGEMENT COMPANIES – 7.6%
	PRECIOUS METALS – 1.4%
150,000	Golden Prospect Precious Metals Ltd.*1	91,854
2,000	Market Vectors Gold Miners ETF	46,960
6,000	Market Vectors Junior Gold Miners ETF*	212,340
		351,154
	BULLION – 6.2%
3,000	Central Fund of Canada Ltd. - Class A1	40,170
20,226	Central GoldTrust*	882,865
20,000	Sprott Physical Platinum & Palladium Trust - ETF*	176,200
20,100	Sprott Physical Silver Trust*	153,966
100	ZKB Gold - Class A - ETF*1	120,000
100	ZKB Gold - Class A - ETF*1	121,657
		1,494,858

	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $2,033,575)	1,846,012

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	WARRANTS – 0.2%
	PRECIOUS METALS – 0.2%
1,250,000	Bitterroot Resources Ltd. *1,2	$—
5,000	Franco-Nevada Corp.*1	34,566
440,000	Gold Canyon Resources, Inc. *1,2		—
1,250,000	Gold Royalties Corp. *1, 2		—
1,000,000	Medgold Resources Corp. *1, 2		—
44,000	Midland Exploration, Inc. *1, 2		—
		34,566
	TOTAL WARRANTS (Cost $25,593)	34,566

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.9%
	CALL OPTIONS – 0.9%
	Agnico Eagle Mines Ltd.
60	Exercise Price: $33, Expiration Date: January 17, 2015*	24,000
	Barrick Gold Corp.
120	Exercise Price: $25, Expiration Date: January 17, 2015*	14,040
	Eldorado Gold Corp.
150	Exercise Price: $8, Expiration Date: January 17, 2015*	9,000
	Goldcorp, Inc.
40	Exercise Price: $40, Expiration Date: January 17, 2015*	1,840
50	Exercise Price: $30, Expiration Date: January 16, 2016*	12,800
	New Gold, Inc.
100	Exercise Price: $10, Expiration Date: January 17, 2015*	2,500
	Newmont Mining Corp.
80	Exercise Price: $38, Expiration Date: January 17, 2015*	1,680
	Pan American Silver Corp.
23	Exercise Price: $12, Expiration Date: April 19, 2014*	2,415
200	Exercise Price: $13, Expiration Date: January 17, 2015*	31,000
50	Exercise Price: $17, Expiration Date: January 17, 2015*	2,500
100	Exercise Price: $12, Expiration Date: January 16, 2016*	27,000
150	Exercise Price: $15, Expiration Date: January 16, 2016*	25,500
	Royal Gold, Inc.
40	Exercise Price: $63, Expiration Date: January 17, 2015*	21,600
40	Exercise Price: $73, Expiration Date: January 17, 2015*	11,600
30	Exercise Price: $75, Expiration Date: January 16, 2016*	16,500
	Yamana Gold, Inc.
70	Exercise Price: $12, Expiration Date: January 16, 2016*	9,100
100	Exercise Price: $15, Expiration Date: January 16, 2016*	8,300
		221,375
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $284,281)	221,375

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.6%
$1,359,948	UMB Money Market Fiduciary, 0.010%3	$1,359,948

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,359,948)	1,359,948

	TOTAL INVESTMENTS – 98.7% (Cost $24,231,100)	23,876,700
	Other Assets in Excess of Liabilities – 1.3%	316,499

	TOTAL NET ASSETS – 100.0%	$24,193,199

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – 0.0%
	Kinross Gold Corp.
(156)	Exercise Price: $5, Expiration Date: February 22, 2014*	(1,092)
(150)	Exercise Price: $6, Expiration Date: May 17, 2014*	(1,800)
	Newmont Mining Corp.
(40)	Exercise Price: $28, Expiration Date: March 22, 2014*	(200)
		(3,092)
	PUT OPTIONS – (0.1)%
	Goldcorp, Inc.
(25)	Exercise Price: $23, Expiration Date: February 22, 2014*	(600)
	Yamana Gold, Inc.
(100)	Exercise Price: $9, Expiration Date: March 22, 2014*	(3,600)
(200)	Exercise Price: $9, Expiration Date: April 19, 2014*	(10,000)
(100)	Exercise Price: $10, Expiration Date: April 19, 2014*	(10,600)
(100)	Exercise Price: $9, Expiration Date: July 19, 2014*	(8,200)
		(33,000)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $39,379)	$(36,092)

ADR – American Depositary Receipt
ETF – Exchange Traded Fund

*	Non-income producing security.
1	Foreign security denominated in U.S. dollars.
2
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 2.62% of net assets.

3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 79.8%
	AUSTRALIA – 7.8%
153,000	CFS Retail Property Trust - REIT	$259,753
26,000	Telstra Corp. Ltd.	116,951
7,800	Woolworths Ltd.	232,560
		609,264
	BRAZIL – 3.4%
14,000	Telefonica Brasil S.A. - ADR	266,000

	CANADA – 2.7%
10,300	Freehold Royalties Ltd.	206,592

	FINLAND – 2.4%
8,800	Fortum OYJ	189,292

	FRANCE – 1.8%
2,400	Total S.A. - ADR	137,208

	GERMANY – 2.4%
4,000	Freenet A.G.	122,104
1,600	Metro A.G.	66,007
		188,111
	HONG KONG – 2.7%
22,000	China Mobile Ltd.	209,931

	JAPAN – 3.6%
66,000	Aozora Bank Ltd.	189,919
7,000	ITOCHU Corp.	86,669
		276,588
	MALAYSIA – 2.9%
77,717	Malayan Banking Bhd	223,906

	NETHERLANDS – 2.0%
2,300	Royal Dutch Shell PLC – Spon. ADR	158,930

	NEW ZEALAND – 6.5%
274,000	Kiwi Income Property Trust - REIT	244,821
138,000	Telecom Corp. of New Zealand Ltd.	262,230
		507,051
	NORWAY – 12.1%
21,000	Atea ASA	194,026
5,100	Fred Olsen Energy ASA	184,177
4,600	Leroey Seafood Group ASA	138,861
10,500	Statoil ASA - ADR	248,955
8,200	Telenor ASA	170,074
		936,093
	SINGAPORE – 8.2%
323,000	Ascendas India Trust	173,289
79,000	Singapore Telecommunications Ltd.	217,937

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
411,961	Starhill Global REIT	$246,150
		637,376
	SOUTH KOREA – 3.0%
16,700	KT Corp. – Spon. ADR*	236,305

	SWEDEN – 5.5%
8,200	Betsson A.B.	231,554
16,200	Telefonaktiebolaget LM Ericsson – Spon. ADR	199,098
		430,652
	SWITZERLAND – 4.3%
1,650	Nestle S.A. - ADR	119,872
200	Swisscom A.G.	110,003
390	Valora Holding A.G.	100,436
		330,311
	TURKEY – 2.7%
16,800	Turkcell Iletisim Hizmetleri AS – Spon. ADR*	209,160

	UNITED KINGDOM – 5.8%
3,000	AstraZeneca PLC – Spon. ADR	190,500
49,000	Tesco PLC	258,049
		448,549
	TOTAL COMMON STOCKS (Cost $6,221,831)	6,201,319

Principal Amount

	SHORT-TERM INVESTMENTS – 28.5%
$2,210,648	UMB Money Market Fiduciary, 0.010%1	2,210,648

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,210,648)	2,210,648

	TOTAL INVESTMENTS – 108.3% (Cost $8,432,479)	8,411,967
	Liabilities in Excess of Other Assets – (8.3)%	(643,574)

	TOTAL NET ASSETS – 100.0%	$7,768,393

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.9%
	BASIC MATERIALS – 0.3%
2,700,000	China Forestry Holdings Co., Ltd.*1	$111,286

	COMMUNICATIONS – 3.1%
1,000,000	Pacific Online Ltd.	666,516
8,000	SINA Corp.*2	521,520
		1,188,036
	CONSUMER, CYCLICAL – 23.8%
800,000	Belle International Holdings Ltd.	866,256
34,000	Gourmet Master Co., Ltd.	205,173
350,000	Great Wall Motor Co., Ltd. - Class H	1,647,166
240,000	Haier Electronics Group Co., Ltd.	696,206
600,000	Minth Group Ltd.	1,172,882
550,000	Sa Sa International Holdings Ltd.	527,161
200,000	Sands China Ltd.	1,535,851
350,000	Shenzhou International Group Holdings Ltd.	1,198,114
800,000	Skyworth Digital Holdings Ltd.	436,446
1,000,000	Xinyi Glass Holdings Ltd.	810,196
		9,095,451
	CONSUMER, NON-CYCLICAL – 23.4%
500,000	China Medical System Holdings Ltd.	571,292
889,000	Goodbaby International Holdings Ltd.	442,805
100,000	Hengan International Group Co., Ltd.	1,075,746
1,170,000	Lee's Pharmaceutical Holdings Ltd.	1,095,329
80,000	Nan Liu Enterprise Co., Ltd.	415,063
300,000	Samsonite International S.A.	822,568
1,256,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,344,929
1,700,001	Sino Biopharmaceutical	1,437,155
50,000	WuXi PharmaTech Cayman, Inc. - ADR*2	1,745,000
		8,949,887
	DIVERSIFIED – 3.4%
104,000	Hutchison Whampoa Ltd.	1,287,928

	ENERGY – 8.7%
1,300,000	Anton Oilfield Services Group	829,617
750,000	CIMC Enric Holdings Ltd.	1,203,238
800,000	Hilong Holding Ltd.	610,114
1,000,000	SPT Energy Group, Inc.	682,861
		3,325,830
	FINANCIAL – 9.3%
325,000	AIA Group Ltd.	1,498,103
400,000	CITIC Securities Co., Ltd. - Class H	923,290
140,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,131,456
		3,552,849

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 13.4%
170,000	AAC Technologies Holdings, Inc.	$728,359
521,000	Haitian International Holdings Ltd.	1,130,070
40,000	Hermes Microvision, Inc.	1,164,070
1,400,000	Sinotrans Ltd. - Class H	577,704
600,000	Techtronic Industries Co.	1,541,184
		5,141,387
	TECHNOLOGY – 6.8%
730,000	Lenovo Group Ltd.	941,474
66,000	MediaTek, Inc.	879,562
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	791,994
		2,613,030
	UTILITIES – 8.7%
160,000	ENN Energy Holdings Ltd.	1,035,223
1,350,000	Guangdong Investment Ltd.	1,245,287
1,100,000	Huaneng Power International, Inc. - Class H	1,027,019
		3,307,529
	TOTAL COMMON STOCKS (Cost $28,863,861)	38,573,213

	TOTAL INVESTMENTS – 100.9% (Cost $28,863,861)	38,573,213
	Liabilities in Excess of Other Assets – (0.9)%	(348,974)

	TOTAL NET ASSETS – 100.0%	$38,224,239

ADR – American Depositary Receipt

*	Non-income producing security.
1	Fair value under procedures established by the Board of Trustees, represents 0.29% of Net Assets.
2	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.9%
	CAMBODIA – 2.9%
1,000,000	NagaCorp Ltd.	$956,812

	CHINA – 14.9%
500,000	Boer Power Holdings Ltd.	516,068
400,000	Haitian International Holdings Ltd.	867,616
38,000	Montage Technology Group Ltd.*	835,240
1,000,000	Pacific Online Ltd.	666,517
240,000	Shenzhou International Group Holdings Ltd.	821,564
800,000	Termbray Petro-King Oilfield Services Ltd.*	418,465
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	698,000
		4,823,470
	HONG KONG – 10.4%
500,000	CIMC Enric Holdings Ltd.	802,159
1,300,000	Paradise Entertainment Ltd.*	857,245
1,100,000	Sino Biopharmaceutical	929,923
300,000	Techtronic Industries Co.	770,592
		3,359,919
	INDIA – 2.3%
56,329	Ipca Laboratories Ltd.	746,612

	INDONESIA – 12.8%
6,342,500	Ace Hardware Indonesia Tbk P.T.	392,133
6,000,000	Bumi Serpong Damai P.T.	710,418
10,000,000	Ciputra Development Tbk P.T.	698,329
2,500,000	Media Nusantara Citra Tbk P.T.	458,954
6,000,000	Tiga Pilar Sejahtera Food Tbk	763,589
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.*	343,295
5,000,000	Wijaya Karya Persero Tbk P.T.	794,919
		4,161,637
	MALAYSIA – 5.2%
16,700	KPJ Healthcare BHD	16,782
1,087,500	Oldtown BHD	639,242
782,919	Sapurakencana Petroleum BHD*	1,025,737
		1,681,761
	PHILIPPINES – 13.9%
1,500,000	Alliance Global Group, Inc.	893,814
800,000	East West Banking Corp.*	446,962
50,000	GT Capital Holdings, Inc.	820,068
1,300,000	Puregold Price Club, Inc.	1,099,581
5,250,000	RFM Corp.	613,956
240,000	Universal Robina Corp.	624,707
		4,499,088

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA – 16.9%
25,000	Cheil Worldwide, Inc.*	$649,916
2,000	CJ O Shopping Co., Ltd.*	749,372
11,480	Hanssem Co., Ltd.*	557,933
8,000	Hotel Shilla Co., Ltd.	574,528
16,960	Kolao Holdings*	352,839
17,000	LS Industrial Systems Co., Ltd.*	1,049,348
3,300	Medy-Tox, Inc.	522,955
14,000	Suheung Capsule Co., Ltd.*	467,146
24,000	Vieworks Co., Ltd.*	553,835
		5,477,872
	TAIWAN – 7.7%
50,000	ASPEED Technology, Inc.	326,160
34,000	Hermes Microvision, Inc.	989,460
90,000	PharmaEngine, Inc.*	685,480
160,000	Toung Loong Textile Manufacturing	506,336
		2,507,436
	THAILAND – 10.2%
3,800,000	Jasmine International PCL	809,684
1,400,000	MC Group PCL	562,375
700,000	Nok Airlines PCL	371,072
1,600,000	Sino Thai Engineering & Construction PCL	639,259
800,000	Thaicom PCL	912,756
		3,295,146
	UNITED STATES – 2.7%
1,600,000	Nexteer Automotive Group Ltd.*	890,925

	TOTAL COMMON STOCKS (Cost $26,326,211)	32,400,678

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD*	6,026

	TOTAL WARRANTS (Cost $0)	6,026

Principal Amount

	SHORT-TERM INVESTMENTS – 0.2%
$55,476	UMB Money Market Fiduciary, 0.010%1	55,476

	TOTAL SHORT-TERM INVESTMENTS (Cost $55,476)	55,476

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

TOTAL INVESTMENTS – 100.1% (Cost $26,381,687)	$32,462,180
Liabilities in Excess of Other Assets – (0.1)%	(27,194)

TOTAL NET ASSETS – 100.0%	$32,434,986

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.7%
	BELGIUM – 3.0%
6,000	Anheuser-Busch InBev N.V. - ADR	$575,340

	BRAZIL – 18.6%
13,000	Cielo S.A.	346,049
80,000	Estacio Participacoes S.A.	620,229
28,800	GAEC Educacao S.A.*	219,464
44,000	Kroton Educacional S.A.	672,407
17,000	Linx S.A.	308,892
10,700	M Dias Branco S.A.	365,830
25,000	Mahle-Metal Leve S.A. Industria e Comercio	253,491
22,000	Ultrapar Participacoes S.A. - ADR	485,100
25,000	Weg S.A.	283,844
		3,555,306
	CHILE – 6.1%
230,000	Coca-Cola Embonor S.A. - B Shares	442,219
50,000	Forus S.A.	228,314
93,430	Sonda S.A.	183,253
175,000	Vina Concha y Toro S.A.	315,329
		1,169,115
	COLOMBIA – 5.2%
29,000	Almacenes Exito S.A.	381,214
38,000	Grupo Nutresa S.A.	444,858
10,500	Pacific Rubiales Energy Corp.	156,360
		982,432
	MEXICO – 58.6%
225,000	Alfa S.A.B. de C.V. - A Shares	634,253
140,000	Alpek S.A. de C.V.	278,869
240,000	Alsea S.A.B. de C.V.	716,016
105,000	Banregio Grupo Financiero S.A.B. de C.V.	574,619
220,000	Bolsa Mexicana de Valores S.A.B. de C.V.	445,297
200,000	Cemex S.A.B. de C.V.*	247,196
375,000	Corp Actinver S.A.B. de C.V.	403,488
75,000	Corp Moctezuma S.A.B. de C.V.	218,708
310,000	Credito Real S.A.B. de C.V.	494,646
51,000	El Puerto de Liverpool S.A.B. de C.V.	535,092
5,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	505,344
120,000	Gruma S.A.B. de C.V. - B Shares*	975,684
90,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	278,937
140,000	Grupo Bimbo S.A.B. de C.V.	371,931
70,000	Grupo Carso S.A.B. de C.V.	365,597
95,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	599,664
135,000	Grupo Herdez S.A.B. de C.V.	423,049
230,000	Grupo Lala S.A.B. de C.V.	490,130

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
250,000	Grupo Sanborns S.A. de C.V.	$453,866
160,000	Infraestructura Energetica Nova S.A.B. de C.V.	688,859
115,986	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	295,732
48,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	583,688
240,000	Qualitas Controladora S.A.B. de C.V.	622,162
		11,202,827
	PANAMA – 2.7%
4,000	Copa Holdings S.A. - A Shares	522,800

	PERU – 1.1%
170,000	Union Andina de Cementos S.A.A.	203,542

	UNITED STATES – 3.4%
15,000	American Axle & Manufacturing Holdings, Inc.*	279,300
3,500	Kansas City Southern	369,565
		648,865
	TOTAL COMMON STOCKS (Cost $18,449,075)	18,860,227

Principal Amount

	SHORT-TERM INVESTMENTS – 3.2%
$616,207	UMB Money Market Fiduciary, 0.010%1	616,207

	TOTAL SHORT-TERM INVESTMENTS (Cost $616,207)	616,207

	TOTAL INVESTMENTS – 101.9% (Cost $19,065,282)	19,476,434
	Liabilities in Excess of Other Assets – (1.9)%	(367,586)

	TOTAL NET ASSETS – 100.0%	$19,108,848

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.4%
	BASIC MATERIALS – 13.2%
50,000	Allied Nevada Gold Corp.*	$245,500
18,300	Barrick Gold Corp.	352,824
3,000	EI du Pont de Nemours & Co.	183,030
10,000	Goldcorp, Inc.	248,900
63,500	IAMGOLD Corp.	231,775
55,000	Kinross Gold Corp.	251,900
675	Newcrest Mining Ltd. 1	5,700
15,500	Newmont Mining Corp.	334,800
35,000	Yamana Gold, Inc.	327,950
		2,182,379
	COMMUNICATIONS – 15.2%
15,904	AT&T, Inc.	529,921
47,500	Boingo Wireless, Inc.*	287,375
11,898	CenturyLink, Inc.	343,376
4,446	F5 Networks, Inc.*	475,722
330	Google, Inc. - Class A*	389,720
18,199	Juniper Networks, Inc.*	484,276
		2,510,390
	CONSUMER, CYCLICAL – 9.1%
2,630	McDonald's Corp.	247,667
31,000	TiVo, Inc.*	384,090
5,000	Wal-Mart Stores, Inc.	373,400
1,000	Wynn Resorts Ltd.	217,420
4,150	Yum! Brands, Inc.	278,673
		1,501,250
	CONSUMER, NON-CYCLICAL – 19.5%
5,100	AbbVie, Inc.	251,073
3,522	Baxter International, Inc.	240,552
10,346	Coca-Cola Co.	391,286
2,715	Johnson & Johnson	240,196
3,600	Medtronic, Inc.	203,616
12,800	Merck & Co., Inc.	678,016
5,000	Molson Coors Brewing Co. - Class B	263,200
10,000	Pfizer, Inc.	304,000
3,150	Philip Morris International, Inc.	246,141
2,530	Procter & Gamble Co.	193,849
2,860	Stryker Corp.	221,936
		3,233,865
	ENERGY – 7.8%
150,362	American Eagle Energy Corp.*	285,688
1,930	Chevron Corp.	215,446
4,360	Exxon Mobil Corp.	401,818

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,625	National Oilwell Varco, Inc.	$121,891
1,500	Occidental Petroleum Corp.	131,355
1,650	Schlumberger Ltd.	144,490
		1,300,688
	INDUSTRIAL – 3.3%
3,790	Joy Global, Inc.	200,074
3,625	Raytheon Co.	344,629
		544,703
	TECHNOLOGY – 14.8%
1,310	Apple, Inc.	655,786
17,000	Broadcom Corp. - Class A	505,920
14,500	EMC Corp.	351,480
17,000	Microsoft Corp.	643,450
7,000	NetApp, Inc.	296,380
		2,453,016
	UTILITIES – 8.5%
3,500	American Electric Power Co., Inc.	170,835
3,250	Duke Energy Corp.	229,515
6,000	Edison International	288,960
6,800	PG&E Corp.	286,620
10,000	Portland General Electric Co.	301,800
3,300	Southern Co.	136,092
		1,413,822
	TOTAL COMMON STOCKS (Cost $14,875,581)	15,140,113

Principal Amount

	SHORT-TERM INVESTMENTS – 7.1%
$1,169,176	UMB Money Market Fiduciary, 0.010%2	1,169,176

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,169,176)	1,169,176

	TOTAL INVESTMENTS – 98.5% (Cost $16,044,757)	16,309,289
	Other Assets in Excess of Liabilities – 1.5%	252,022

	TOTAL NET ASSETS – 100.0%	$16,561,311

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund, China Fund and Strategic US Equity Fund, are authorized to issue Class A Shares. The International Value Fund, International Bond Fund, Hard Asset Fund, International Dividend Income Fund, Asia Small Companies Fund and Latin America Fund, are authorized to issue two classes of shares: Class A Shares and Class I Shares. The Class I shares commenced operations on July 16, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets generally are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

	International	International	Hard Asset	Gold	International Dividend Income
	Value Fund	Bond Fund	Fund	Fund	Fund

Cost of investments	$80,337,756	$81,839,900	$38,103,104	$24,264,063	$8,432,479

Gross unrealized appreciation	$8,024,555	$365,996	$1,191,890	$1,693,079	$188,196
Gross unrealized depreciation	(10,853,446)	(6,699,416)	(10,205,565)	(2,080,442)	(208,708)

Net unrealized appreciation (depreciation) on investments	$(2,828,891)	$(6,333,420)	$(9,013,675)	$(387,363)	$(20,512)

	China	Asia Small Companies	Latin America	Strategic US
	Fund	Fund	Fund	Equity Fund

Cost of investments	$28,880,719	$26,381,687	$19,065,282	$16,044,757

Gross unrealized appreciation	$11,367,047	$7,032,602	$1,970,148	$1,581,345
Gross unrealized depreciation	(1,674,553)	(952,109)	(1,558,996)	(1,316,813)

Net unrealized appreciation (depreciation) on investments	$9,692,494	$6,080,493	$411,152	$264,532

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of January 31, 2014, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$12,580,682	$-	$-	$12,580,682
Communications	6,609,600	3,376,750	-	9,986,350
Consumer, Cyclical	6,283,549	-	-	6,283,549
Consumer, Non-cyclical	10,481,944	3,951,504	-	14,433,448
Energy	12,200,918	518,480	-	12,719,398
Financial	3,342,472	2,760,509	-	6,102,981
Industrial	2,056,237	-	-	2,056,237
Technology	1,367,319	-	-	1,367,319
Utilities	5,889,779	-	-	5,889,779
Short-Term Investments	6,089,122	-	-	6,089,122
Total Investments	$66,901,622	$10,607,243	$-	$77,508,865

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Fixed Income Securities
Basic Materials	$-	$2,603,066	$-	$2,603,066
Communications	-	8,623,405	-	8,623,405
Consumer, Cyclical	-	3,725,341	-	3,725,341
Consumer, Non-cyclical	-	2,787,677	-	2,787,677
Diversified	-	1,457,390	-	1,457,390
Energy	-	2,530,909	-	2,530,909
Financial	-	10,810,553	-	10,810,553
Government	-	29,606,752	-	29,606,752
Industrial	-	4,265,652	-	4,265,652
Utilities	-	3,118,943	-	3,118,943
Short-Term Investments	5,976,792	-	-	5,976,792
Total Investments	$5,976,792	$69,529,688	$-	$75,506,480

Hard Asset Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$8,531,652	$261,935	$-	$8,793,587
Consumer, Non-cyclical	811,703	1,143,939	-	1,955,642
Energy	9,994,323	867,783	-	10,862,106
Exchange-Traded Fund	7,085,846	-	-	7,085,846
Short-Term Investments	392,248	-	-	392,248
Total Investments	$26,815,772	$2,273,657	-	$29,089,429

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$6,756,734	$-	$-	$6,756,734
Royalty Companies	3,552,739	-	327,707	3,880,446
Precious Metals Exploration	5,948,095	-	305,653	6,253,748
Silver: Exploration and Mining	1,127,603	-	-	1,127,603
Diversified Exploration and Mining	2,396,268	-	-	2,396,268
Investment Management Companies
Precious Metals	351,154	-	-	351,154
Bullion	1,494,858	-	-	1,494,858
Warrants
Precious Metals	34,566	-	-	34,566
Purchased Call Options	87,660	133,715	-	221,375
Short-Term Investments	1,359,948	-	-	1,359,948
Total Assets	$23,109,625	$133,715	$633,360	$23,876,700

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Investments
Written Call Options	$2,000	$1,092	$-	$3,092
Written Put Options	32,400	600	-	33,000
Total Liabilities	$34,400	$1,692	$-	$36,092

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$1,885,951	$427,868	$-	$2,313,819
Consumer, Cyclical	418,659	-	-	418,659
Consumer, Non-cyclical	1,005,849	-	-	1,005,849
Energy	935,862	-	-	935,862
Financial	694,493	643,345	-	1,337,838
Utilities	189,292	-	-	189,292
Short-Term Investments	2,210,648	-	-	2,210,648
Total Investments	$7,340,754	$1,071,213	$-	$8,411,967

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$111,286	$111,286
Communications	521,520	666,516	-	1,188,036
Consumer, Cyclical	-	9,095,451	-	9,095,451
Consumer, Non-cyclical	1,745,000	7,204,887	-	8,949,887
Diversified	-	1,287,928	-	1,287,928
Energy	-	3,325,830	-	3,325,830
Financial	-	3,552,849	-	3,552,849
Industrial	-	5,141,387	-	5,141,387
Technology	-	2,613,030	-	2,613,030
Utilities	-	3,307,529	-	3,307,529
Total Investments	$2,266,520	$36,195,407	$111,286	$38,573,213

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$3,497,826	$-	$3,497,826
Consumer, Cyclical	-	8,692,715	-	8,692,715
Consumer, Non-cyclical	698,000	6,907,523	-	7,605,523
Diversified	-	893,814	-	893,814
Energy	-	2,246,361	-	2,246,361
Financial	-	2,675,778	-	2,675,778
Industrial	-	5,627,261	-	5,627,261
Technology	835,240	326,160	-	1,161,400
Warrants	-	6,026	-	6,026
Short-Term Investments	55,476	-	-	55,476
Total Investments	$1,588,716	$30,873,464	$-	$32,462,180

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$763,969	$-	$-	$763,969
Consumer, Cyclical	3,370,093	-	-	3,370,093
Consumer, Non-cyclical	7,063,594	-	-	7,063,594
Diversified	999,850	-	-	999,850
Energy	156,360	-	-	156,360
Financial	3,139,876	-	-	3,139,876
Industrial	2,185,480	-	-	2,185,480
Technology	492,146	-	-	492,146
Utilities	688,859	-	-	688,859
Short-Term Investments	616,207	-	-	616,207
Total Investments	$19,476,434	$-	$-	$19,476,434

Strategic US Equity Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$15,140,113	$-	$-	$15,140,113
Short-Term Investments	1,169,176	-		1,169,176
Total Investments	$16,309,289	$-	$-	$16,309,289

*	The Fund did not hold any Level 3 securities at period end.

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation for the International Value Fund, China Fund and Asia Small Companies Fund. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

Transfers out of Level 1 into Level 2 due to certain foreign markets being closed are as follows:
International Value Fund	$949,064
International Bond Fund	-
Hard Asset Fund	2,273,657
Gold Fund	-
International Dividend Income Fund	-
China Fund	1,130,070
Asia Small Companies Fund	867,616
Latin America Fund	-
Strategic US Equity Fund	-

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

The Gold Fund had transfers out of Level 3 into Level 1 as a result of securities  exempt from registration under Rule 144A of the Securities Act of 1933, as amended, converting to publicly traded securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	EuroPac Gold Fund	EP China Fund
Beginning balance October 31, 2013	$157,053	$111,441
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(138,041)	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(105,134)	(155)
Net purchases	719,482	-
Net sales	-	-
Balance as of January 31, 2014	$633,360	$111,286

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2014:

	Fair Value January 31, 2014	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Gold Fund - Common Stocks	$633,360	Fair Value Pricing	Discount for lack of marketability	Decrease
China Fund - Common Stocks	$111,286	Fair Value Pricing	Discount for lack of marketability	Decrease

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  A Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	4/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	4/1/2014

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/2014

* Print the name and title of each signing officer under his or her signature.